MORGAN STANLEY DEAN WITTER HIGH YIELD             TWO WORLD TRADE CENTER,
SECURITIES INC.                                   NEW YORK, NEW YORK 10048
LETTER TO THE SHAREHOLDERS AUGUST 31, 1998

DEAR SHAREHOLDER:

Optimism over the likelihood of continued economic growth in the United States, along with a favorable interest-rate environment, combined to create a solid start to the twelve-month period ended August 31, 1998. More recently, however, concerns over the foreign market crisis and its effect on the U.S. economy and corporate earnings have been surfacing, resulting in a sharp mid-year 1998 market correction. Though corporate credit quality remains strong, these concerns have resulted in a flight to quality in the financial markets, with investors favoring highly rated U.S. government securities over other asset classes such as equities or high-yield bonds. As a result, for the full fiscal year the high-yield bond sector underperformed the lower-yielding, higher-quality sectors of the fixed-income markets.

PERFORMANCE

During the twelve-month period ended August 31, 1998, Morgan Stanley Dean Witter High Yield Securities' Class A and D shares produced returns of 0.40 percent and
0.63 percent, respectively. The Fund slightly underperformed the Lipper High Yield Bond Funds Index and the Credit Suisse First Boston High Yield Index, which returned 1.36 percent and 1.46 percent, respectively. During the same period, the Lehman Brothers High Yield Index returned 3.22 percent (Lehman Index). For the fiscal year, the Fund's Class B and C shares had total returns of -0.23 percent and -0.34 percent, respectively. THE PERFORMANCE OF THE FUND'S FOUR SHARE CLASSES VARIES BECAUSE OF DIFFERING EXPENSES. The accompanying chart compares the performance of the Fund's Class A and D shares versus the Lipper, First Boston and Lehman indexes.

PORTFOLIO STRATEGY

We have maintained a relatively conservative posture over the past 12 months in light of the market's declining yield levels during the past few years and the increasing likelihood of a market correction. As a

MORGAN STANLEY DEAN WITTER HIGH YIELD SECURITIES INC.
LETTER TO THE SHAREHOLDERS AUGUST 31, 1998, CONTINUED

result, we have maintained a core position in the shorter-term, higher-quality end of the fixed-income markets (BB-rated issues or higher), which has held up well in this increasingly volatile market environment. In addition, we continue to concentrate on sectors of the economy that historically have proven more predictable, recession resistant and growth oriented such as food and beverages, healthcare, telecommunications, media and cable television. We believe that these groups are positioned to outperform the more cyclical areas of the economy over the next year, given the slowing of many of the world's markets.

Consistent with our now more cautious posture, we have continued to avoid the foreign emerging high-yield markets. This defensive approach is expected to provide important portfolio flexibility as we work to take advantage of today's more attractive market yields and lower price levels.

LOOKING AHEAD

Despite the current volatility, our one- to two-year outlook for the high-yield market is positive, given our expectations for continued U.S. economic growth and a favorable interest-rate environment. If domestic economic growth continues and interest rates remain low, we would expect general investor sentiment in the financial markets to improve gradually, with the high-yield market rebounding from today's depressed levels.

We thank you for your continued support of Morgan Stanley Dean Witter High Yield Securities and look forward to continuing to serve your investment needs.

Very truly yours,

        [SIGNATURE]

CHARLES A. FIUMEFREDDO
CHAIRMAN OF THE BOARD

MORGAN STANLEY DEAN WITTER HIGH YIELD
SECURITIES INC.
FUND PERFORMANCE AUGUST 31, 1998

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

 Growth of $10,000 -- Class A and D
               Shares
          ($ in Thousands)

                                         Class A     Class D   Lehman(4)    CSFB HY(5)  Lipper(6)
August 1988                               $9,575     $10,000     $10,000       $10,000    $10,000
August 1989                               $9,683     $10,139     $10,885       $10,898    $10,740
August 1990                               $7,410      $7,778     $10,367       $10,505     $9,757
August 1991                               $7,737      $8,141     $12,919       $12,772    $11,636
August 1992                              $10,455     $11,029     $15,664       $15,905    $14,447
August 1993                              $12,754     $13,487     $17,982       $18,413    $16,810
August 1994                              $12,840     $13,612     $18,573       $19,079    $17,246
August 1995                              $14,343     $15,243     $21,147       $21,599    $19,236
August 1996                              $15,891     $16,930     $23,187       $23,790    $21,279
August 1997                              $18,232     $19,471     $26,659       $27,461    $24,590
August 1998                           $18,305(3)  $19,594(3)     $27,517       $27,862    $24,926

    PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RETURNS. PERFORMANCE FOR CLASS B AND CLASS C SHARES WILL VARY FROM THE PERFORMANCE OF CLASS A AND CLASS D SHARES SHOWN ABOVE DUE TO DIFFERENCES IN SALES CHARGES AND EXPENSES.

                                   AVERAGE ANNUAL TOTAL RETURNS*
----------------------------------------------------------------------------------------------------
               CLASS A SHARES**                                      CLASS B SHARES+
-----------------------------------------------      -----------------------------------------------
1 Year                       0.40%(1)    -3.87%(2)   1 Year                      -0.23%(1)    -4.73%(2)
5 Years                      7.49(1)      6.57(2)    Since Inception              0.36(1)     -2.94(2)
10 Years                     6.69(1)      6.23(2)

               CLASS C SHARES++                                      CLASS D SHARES#
-----------------------------------------------      -----------------------------------------------
1 Year                      -0.34%(1)    -1.24%(2)   1 Year                       0.63%(1)
Since Inception              0.25(1)      0.25(2)    5 Years                      7.76(1)
                                                     10 Years                     6.96(1)

------------------------
   PRIOR TO JULY 28, 1997 THE FUND OFFERED ONLY ONE CLASS OF SHARES. BECAUSE THE DISTRIBUTION ARRANGEMENT FOR CLASS A MOST CLOSELY RESEMBLED THE DISTRIBUTION ARRANGEMENT APPLICABLE PRIOR TO THE IMPLEMENTATION OF MULTIPLE CLASSES (I.E., CLASS A IS SOLD WITH A FRONT-END SALES CHARGE), HISTORICAL PERFORMANCE INFORMATION HAS BEEN RESTATED TO REFLECT THE ACTUAL MAXIMUM SALES CHARGE APPLICABLE TO CLASS A (I.E., 4.25%) AS COMPARED TO THE 5.50% SALES CHARGE IN EFFECT PRIOR TO JULY 28, 1997. IN ADDITION, CLASS A SHARES ARE NOW SUBJECT TO AN ONGOING 12B-1 FEE WHICH IS REFLECTED IN THE RESTATED PERFORMANCE FOR THAT CLASS.

   BECAUSE ALL SHARES OF THE FUND HELD PRIOR TO JULY 28, 1997 WERE DESIGNATED CLASS D SHARES, THE FUND'S HISTORICAL PERFORMANCE HAS BEEN RESTATED TO REFLECT THE ABSENCE OF ANY SALES CHARGE.

 (1) Figure shown assumes reinvestment of all distributions and does not reflect the deduction of any sales charges.

 (2) Figure shown assumes reinvestment of all distributions and the deduction of the maximum applicable sales charge. See the Fund's current prospectus for complete details on fees and sales charges.

 (3) Closing value assuming a complete redemption on August 31, 1998.

 (4) The Lehman Brothers High Yield Index tracks the performance of all below investment-grade securities which have at least $100 million in outstanding issuance, are greater than one year to maturity and are issued in fixed rate U.S. dollar denominations. The Index does not include any expenses, fees or charges. The Index is unmanaged and should not be considered an investment.

 (5) The Credit Suisse First Boston High Yield Index (CSFB HY) is a trader priced portfolio constructed to mirror the public high yield debt market. The Index has several modules representing different sectors of the high yield market including a cash paying module, a zerofix module, a pay-in-kind module, and a defaulted module. The Index is divided into other categories including industry, rating, seniority, liquidity, market value, security price range, yield range and other sector divisions. There are a total of 250 sectors which are followed by the Index. The Index does not include any expenses, fees, or charges. The Index is unmanaged and should not be considered an investment.

 (6) The Lipper High Yield Bond Funds Index is an equally-weighted performance index of the largest qualifying funds (based on net assets) in the Lipper High Current Yield Funds objective. The Index, which is adjusted for capital gains distributions and income dividends, is unmanaged and should not be considered an investment. There are currently 30 funds represented in this Index.

* For periods of less than one year, the fund quotes its total return on a non-annualized basis.

** The maximum front-end sales charge for Class A is 4.25%.

+ The maximum CDSC for Class B is 5.0%. The CDSC declines to 0% after six years.

++ The maximum CDSC for Class C shares is 1% for shares redeemed within one year of purchase.

#  Class D shares have no sales charge.

MORGAN STANLEY DEAN WITTER HIGH YIELD SECURITIES INC.
PORTFOLIO OF INVESTMENTS AUGUST 31, 1998

PRINCIPAL
AMOUNT IN                                                                                 COUPON   MATURITY
THOUSANDS                                                                                  RATE      DATE        VALUE
---------------------------------------------------------------------------------------------------------------------------
            CORPORATE BONDS (95.7%)
            AEROSPACE (0.5%)
$   12,500  Sabreliner Corp. - 144A*....................................................  11.00%   06/15/08  $   12,062,500
                                                                                                             --------------
            BROADCAST MEDIA (4.2%)
    15,000  Capstar Broadcasting Partners...............................................  12.75++  02/01/09      11,250,000
     6,000  Cumulus Media Inc...........................................................  10.375   07/01/08       5,880,000
    10,000  Interep National Radio Sales - 144A*........................................  10.00    07/01/08       9,650,000
    20,500  Paxson Communications Corp..................................................  11.625   10/01/02      20,090,000
    20,749  Spanish Broadcasting System, Inc............................................  12.50    06/15/02      22,823,900
    14,000  STC Broadcasting, Inc.......................................................  11.00    03/15/07      14,420,000
    10,000  Tri-State Outdoor Media Group, Inc. - 144A*.................................  11.00    05/15/08       9,700,000
                                                                                                             --------------
                                                                                                                 93,813,900
                                                                                                             --------------
            BUSINESS SERVICES (3.4%)
    28,000  Anacomp, Inc. (Series B)....................................................  10.875   04/01/04      28,280,000
     5,900  Anacomp, Inc. (Series C) - 144A*............................................  10.875   04/01/04       5,959,000
     7,000  CEX Holdings Inc. - 144A*...................................................   9.625   06/01/08       6,405,000
    13,000  Comforce Operating, Inc.....................................................  12.00    12/01/07      13,260,000
    10,000  Entex Information Services, Inc. - 144A*....................................  12.50    08/01/06       9,700,000
    11,700  Xerox Credit Corp...........................................................  15.00    10/07/98      11,798,631
                                                                                                             --------------
                                                                                                                 75,402,631
                                                                                                             --------------
            CABLE/CELLULAR (7.9%)
    28,000  American Cellular Corp. - 144A*.............................................  10.50    05/15/08      25,760,000
    33,500  Australis Holdings Ltd. (Australia) (a).....................................  15.00++  11/01/02       2,680,000
     4,404  Australis Media Ltd. - 144A* (Australia) (a)................................   0.00    11/01/00       3,203,919
    14,750  Charter Communication South East L.P. (Series B)............................  11.25    03/15/06      15,635,000
     3,000  Classic Cable Inc. - 144A*..................................................   9.875   08/01/08       2,955,000
    30,031  Clearnet Communications Inc. (Canada).......................................  14.75++  12/15/05      23,649,412
    19,000  FrontierVision Operating Partners, L.P......................................  11.00    10/15/06      20,520,000
    10,000  James Cable Partners L.P. (Series B)........................................  10.75    08/15/04      10,300,000
    20,000  Nextel Communications, Inc..................................................  10.65++  09/15/07      12,000,000
    35,000  Price Communication Cellular Holdings.......................................  11.25+   08/15/08      31,500,000
    16,000  Rifkin Acquisition Partners L.P.............................................  11.125   01/15/06      16,960,000
    24,800  Triton Communications LLC - 144A*...........................................  11.00++  05/01/08      11,656,000
                                                                                                             --------------
                                                                                                                176,819,331
                                                                                                             --------------
            CHEMICALS (0.3%)
     6,000  Octel Developments PLC - 144A* (United Kingdom).............................  10.00    05/01/06       5,880,000
                                                                                                             --------------

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER HIGH YIELD SECURITIES INC.
PORTFOLIO OF INVESTMENTS AUGUST 31, 1998, CONTINUED

PRINCIPAL
AMOUNT IN                                                                                 COUPON   MATURITY
THOUSANDS                                                                                  RATE      DATE        VALUE
---------------------------------------------------------------------------------------------------------------------------
            COMPUTERS - EQUIPMENT (4.8%)
$   11,500  Advanced Micro Devices, Inc.................................................  11.00%   08/01/03  $   11,270,000
    20,000  CHS Electronics, Inc........................................................   9.875   04/15/05      18,600,000
    46,700  IBM Credit Corp.............................................................  15.00    02/02/99      48,507,290
     8,175  Unisys Corp.................................................................  11.75    10/15/04       9,278,625
    18,000  Unisys Corp. (Series B).....................................................  12.00    04/15/03      20,070,000
                                                                                                             --------------
                                                                                                                107,725,915
                                                                                                             --------------
            CONSUMER PRODUCTS (1.5%)
    11,000  J.B. Williams Holdings, Inc.................................................  12.00    03/01/04      11,000,000
    29,500  Samsonite Corp. - 144A*.....................................................  10.75    06/15/08      22,125,000
     1,000  Windmere-Durable Holdings, Inc..............................................  10.00    07/31/08         960,000
                                                                                                             --------------
                                                                                                                 34,085,000
                                                                                                             --------------
            CONTAINERS (1.6%)
     8,000  Impac Group Inc. - 144A*....................................................  10.125   03/15/08       7,680,000
    12,500  Mail-Well Corp..............................................................  10.50    02/15/04      13,000,000
    14,725  Packaging Resources, Inc....................................................  11.625   05/01/03      14,356,875
                                                                                                             --------------
                                                                                                                 35,036,875
                                                                                                             --------------
            DRUG STORE CHAIN (0.4%)
    10,000  Community Distributors......................................................  10.25    10/15/04       9,150,000
                                                                                                             --------------
            ELECTRICAL & ALARM SYSTEMS (0.9%)
    22,000  Mosler, Inc.................................................................  11.00    04/15/03      19,360,000
                                                                                                             --------------
            ENTERTAINMENT/GAMING & LODGING (8.3%)
    22,000  Aladdin Gaming Holdings/Capital Corp. LLC...................................  13.50++  03/01/10       7,920,000
    20,850  AMF Bowling Worldwide Inc. (Series B).......................................  10.875   03/15/06      19,807,500
    20,075  Argosy Gaming Co. LLC.......................................................  13.25    06/01/04      21,480,250
    13,000  Epic Resorts LLC - 144A*....................................................  13.00    06/15/05      12,959,440
    20,500  Fitzgeralds Gaming Corp. (Series B).........................................  12.25    12/15/04      14,350,000
    25,500  Lady Luck Gaming Finance Corp...............................................  11.875   03/01/01      25,755,000
    16,000  Motels of America, Inc. (Series B)..........................................  12.00    04/15/04      14,400,000
    13,250  Premier Cruises Ltd. - 144A*................................................  11.00    03/15/08       9,076,250
    21,192  Resort At Summerlin.........................................................  13.00+   12/15/07      21,933,368
    12,300  Riviera Holdings Corp.......................................................  10.00    08/15/04      10,824,000
    12,906  Stuart Entertainment, Inc. (Series B).......................................  12.50    11/15/04       6,969,240
    21,300  Walt Disney Co..............................................................  15.00    12/14/98      21,880,851
                                                                                                             --------------
                                                                                                                187,355,899
                                                                                                             --------------
            FINANCE (2.3%)
    50,750  General Electric Capital Corp...............................................  15.00    01/21/99      52,596,285
                                                                                                             --------------
            FOODS & BEVERAGES (8.8%)
    27,081  Envirodyne Industries, Inc..................................................  10.25    12/01/01      25,997,760
    15,221  Fleming Companies, Inc......................................................  10.625   12/15/01      15,373,210

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER HIGH YIELD SECURITIES INC.
PORTFOLIO OF INVESTMENTS AUGUST 31, 1998, CONTINUED

PRINCIPAL
AMOUNT IN                                                                                 COUPON   MATURITY
THOUSANDS                                                                                  RATE      DATE        VALUE
---------------------------------------------------------------------------------------------------------------------------
$    3,500  Fleming Companies, Inc......................................................  10.50%   12/01/04  $    3,535,000
     3,500  Fleming Companies, Inc......................................................  10.625   07/31/07       3,570,000
    51,500  General Mills, Inc..........................................................  15.00    01/29/99      53,517,770
    50,000  Pepsico, Inc................................................................  15.00    08/06/99      54,535,000
    10,000  Sparkling Spring Water (Canada).............................................  11.50    11/15/07       9,700,000
   109,075  Specialty Foods Acquisition Corp. (Series B)................................  13.00++  08/15/05      32,722,500
                                                                                                             --------------
                                                                                                                198,951,240
                                                                                                             --------------
            HEALTHCARE (2.8%)
     5,000  Mediq /PRN Life Support Services, Inc. - 144A*..............................  11.00    06/01/08       4,800,000
     7,500  Pediatric Services of America, Inc. (Series A)..............................  10.00    04/15/08       4,575,000
    16,975  Unilab Corp.................................................................  11.00    04/01/06      17,484,250
    16,500  Unison Healthcare Corp. - 144A* (b).........................................  12.25    11/01/06       8,208,750
     7,000  Universal Hospital Services, Inc. - 144A*...................................  10.25    03/01/08       6,755,000
    30,000  Vencor, Inc.................................................................   9.875   05/01/05      21,300,000
                                                                                                             --------------
                                                                                                                 63,123,000
                                                                                                             --------------
            MANUFACTURING (3.1%)
    11,900  Berry Plastics Corp.........................................................  12.25    04/15/04      12,316,500
     9,075  Cabot Safety Corp...........................................................  12.50    07/15/05       9,982,500
     5,000  Indesco International Inc. - 144A*..........................................   9.75    04/15/08       4,450,000
    71,930  International Semi-Tech Microelectronics, Inc. (Canada).....................  11.50++  08/15/03      15,824,600
    15,500  International Wire Group, Inc...............................................  11.75    06/01/05      16,120,000
    10,500  Outsourcing Services Group, Inc. - 144A*....................................  10.875   03/01/06      10,290,000
                                                                                                             --------------
                                                                                                                 68,983,600
                                                                                                             --------------
            MANUFACTURING - DIVERSIFIED INDUSTRIES (5.8%)
     7,500  Eagle-Picher Industries, Inc................................................   9.375   03/01/08       7,125,000
    11,250  High Voltage Engineering, Inc...............................................  10.50    08/15/04      10,912,500
    15,870  Interlake Corp..............................................................  12.00    11/15/01      16,504,800
    18,400  Interlake Corp..............................................................  12.125   03/01/02      18,975,000
    13,350  J.B. Poindexter & Co., Inc..................................................  12.50    05/15/04      12,282,000
    20,000  Jordan Industries, Inc. (Series B)..........................................  10.375   08/01/07      19,800,000
    57,338  Jordan Industries, Inc. (Series B)..........................................  11.75++  04/01/09      36,696,320
     8,000  Telecommunication Techniques LLC - 144A*....................................   9.75    05/15/08       7,280,000
                                                                                                             --------------
                                                                                                                129,575,620
                                                                                                             --------------
            OIL & GAS (5.1%)
    17,000  Northern Offshore ASA - 144A*...............................................  10.00    05/15/05      14,535,000
    16,000  Petro Stopping Centers L.P..................................................  10.50    02/01/07      16,320,000
    39,700  Texaco Capital LLC..........................................................  15.00    01/13/99      41,016,452
    23,800  Transamerican Refining Corp. (Series A) (Units) ++ - 144A*..................  16.00    06/30/03      23,800,000

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER HIGH YIELD SECURITIES INC.
PORTFOLIO OF INVESTMENTS AUGUST 31, 1998, CONTINUED

PRINCIPAL
AMOUNT IN                                                                                 COUPON   MATURITY
THOUSANDS                                                                                  RATE      DATE        VALUE
---------------------------------------------------------------------------------------------------------------------------
$   20,000  Transamerican Refining Corp. (Series C) (Units) ++ - 144A*..................  16.00%   06/30/03  $   20,000,000
                                                                                                             --------------
                                                                                                                115,671,452
                                                                                                             --------------
            PUBLISHING (2.2%)
    14,950  American Media Operations, Inc..............................................  11.625   11/15/04      15,249,000
     7,500  MDC Communications Corp.....................................................  10.50    12/01/06       7,500,000
     7,500  Perry Judds.................................................................  10.625   12/15/07       7,500,000
    21,000  United States Banknote Corp.................................................  10.375   06/01/02      19,950,000
                                                                                                             --------------
                                                                                                                 50,199,000
                                                                                                             --------------
            RESTAURANTS (5.5%)
   141,992  American Restaurant Group Holdings, Inc. - 144A* (c)........................   0.00    12/15/05      35,852,980
     6,000  Ameriking, Inc..............................................................  10.75    12/01/06       5,970,000
    11,621  Carrols Corp................................................................  11.50    08/15/03      12,143,945
    34,207  FRD Acquisition Corp. (Series B)............................................  12.50    07/15/04      34,035,965
    15,500  Friendly Ice Cream Corp.....................................................  10.50    12/01/07      13,640,000
     5,000  Perkins Family Restaurants, L.P.............................................  10.125   12/15/07       5,175,000
    25,000  Planet Hollywood International, Inc.........................................  12.00    04/01/05      17,375,000
                                                                                                             --------------
                                                                                                                124,192,890
                                                                                                             --------------
            RETAIL - FOOD CHAINS (2.6%)
     9,185  Eagle Food Centers, Inc.....................................................   8.625   04/15/00       8,542,050
     9,000  Mrs. Fields Holdings Co. (Units) ++ - 144A*.................................  14.00++  12/01/05       5,130,000
    10,000  Mrs. Fields Original........................................................  10.125   12/01/04       9,800,000
    14,125  Pantry, Inc.................................................................  10.25    10/15/07      13,701,250
    14,500  Pueblo Xtra International, Inc..............................................   9.50    08/01/03      13,811,250
     8,748  Pueblo Xtra International, Inc. (Series C)..................................   9.50    08/01/03       8,332,470
                                                                                                             --------------
                                                                                                                 59,317,020
                                                                                                             --------------
            TELECOMMUNICATION EQUIPMENT (0.3%)
    10,500  FWT, Inc....................................................................   9.875   11/15/07       6,720,000
                                                                                                             --------------
            TELECOMMUNICATIONS (19.0%)
    30,500  21st Century Telecom Group, Inc.............................................  12.25++  02/15/08      14,640,000
    13,500  Advanced Radio Telecommunication............................................  14.00    02/15/07      14,175,000
     9,000  Arch Communications Group, Inc. - 144A*.....................................  12.75    07/01/07       8,910,000
    11,500  Birch Telecom Inc. - 144A* (Units) ++.......................................  14.00    06/15/08      11,155,000
    12,000  CapRock Communications Corp. - 144A*........................................  12.00    07/15/08      11,400,000
    50,300  CellNet Data Systems Inc....................................................  14.00++  10/01/07      21,629,000
    32,625  e. Spire Communications, Inc................................................  13.75    07/15/07      32,951,250
    17,750  Esprit Telecom Group PLC - 144A* (United Kingdom)...........................  10.875   06/15/08      16,685,000

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER HIGH YIELD SECURITIES INC.
PORTFOLIO OF INVESTMENTS AUGUST 31, 1998, CONTINUED

PRINCIPAL
AMOUNT IN                                                                                 COUPON   MATURITY
THOUSANDS                                                                                  RATE      DATE        VALUE
---------------------------------------------------------------------------------------------------------------------------
$   30,000  Facilicom International (Series B)..........................................  10.50%   01/15/08  $   27,000,000
    47,000  Firstworld Communications, Inc. (Units) ++ - 144A*..........................  13.00++  04/15/08      15,040,000
    20,000  Focal Communications - 144A*................................................  12.125++ 02/15/08      10,800,000
    20,400  GST Equipment Funding, Inc..................................................  13.25    05/01/07      22,032,000
    13,800  Hyperion Telecommunication, Inc. (Series A).................................  13.00++  04/15/03       9,108,000
    23,000  Hyperion Telecommunication, Inc. (Series B).................................  12.25    09/01/04      22,080,000
    56,800  In-Flight Phone Corp. (Series B) (d)........................................  14.00    05/15/02       5,964,000
    30,000  Level 3 Communications, Inc.................................................   9.125   05/01/08      26,925,000
     8,500  NextLink Communications, Inc................................................  12.50    04/15/06       9,095,000
    15,000  Optel, Inc. - 144A*.........................................................  11.50    07/01/08      13,350,000
    19,750  Paging Network, Inc.........................................................  10.125   08/01/07      19,058,750
     5,000  Paging Network, Inc.........................................................  10.00    10/15/08       4,800,000
    15,050  Peoples Telephone Co., Inc..................................................  12.25    07/15/02      17,476,813
    18,000  Primus Telecommunication Group, Inc. (Series B).............................   9.875   05/15/08      16,200,000
    11,000  Talton Holdings, Inc (Series B).............................................  11.00    06/30/07      11,000,000
    20,230  USA Mobile Communications Holdings, Inc.....................................   9.50    02/01/04      18,207,000
    18,800  USA Mobile Communications Holdings, Inc.....................................  14.00    11/01/04      20,116,000
    12,000  Versatel Telecom - 144A* (Netherlands)......................................  13.25    05/15/08      11,760,000
    22,000  Winstar Communications, Inc.................................................  14.00++  10/15/05      16,830,000
                                                                                                             --------------
                                                                                                                428,387,813
                                                                                                             --------------
            TRANSPORTATION (0.7%)
    17,500  Alpha Shipping PLC (United Kingdom).........................................   9.50    02/15/08      14,875,000
                                                                                                             --------------
            WIRELESS COMMUNICATION (3.7%)
    19,950  Echostar DBS Corp...........................................................  12.50    07/01/02      21,246,750
     6,500  Globalstar L.P./Capital Corp................................................  11.50    06/01/05       5,005,000
    11,875  Globalstar L.P./Capital Corp................................................  11.375   02/15/04       9,618,750
     1,585  Globalstar L.P./Capital Corp................................................  11.25    06/15/04       1,283,850
    20,800  Globalstar L.P./Capital Corp................................................  10.75    11/01/04      16,224,000
    47,465  TCI Satellite Entertainment Corp............................................  12.25++  02/15/07      29,665,625
                                                                                                             --------------
                                                                                                                 83,043,975
                                                                                                             --------------

            TOTAL CORPORATE BONDS
            (IDENTIFIED COST $2,371,594,227)...............................................................   2,152,328,946
                                                                                                             --------------

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER HIGH YIELD SECURITIES INC.
PORTFOLIO OF INVESTMENTS AUGUST 31, 1998, CONTINUED

 NUMBER OF
   SHARES                                                                                             VALUE
----------------------------------------------------------------------------------------------------------------
              COMMON STOCKS (e) (1.1%)
              AUTOMOTIVE (0.0%)
         709  Northern Holdings Industrial Corp. (c)*...........................................        --
                                                                                                  --------------
              ENTERTAINMENT/GAMING & LODGING (0.0%)
       7,500  Motels of America, Inc. - 144A*...................................................         412,500
     781,421  Vagabond Inns, Inc. (Class D) (d).................................................             781
                                                                                                  --------------
                                                                                                         413,281
                                                                                                  --------------
              FOODS & BEVERAGES (0.0%)
     574,725  Specialty Foods Acquisition Corp. - 144A*.........................................         574,725
                                                                                                  --------------
              HEALTHCARE (0.1%)
   1,606,000  Unilab Corp.......................................................................       2,810,500
                                                                                                  --------------
              RESTAURANTS (0.0%)
      38,057  American Restaurant Group Holdings, Inc. - 144A*..................................             381
                                                                                                  --------------
              RETAIL (0.6%)
   2,779,700  County Seat Stores, Inc. (c) (f)..................................................      12,297,393
                                                                                                  --------------
              TEXTILES (0.4%)
   1,754,730  U.S. Leather, Inc. (c)............................................................       8,982,463
                                                                                                  --------------

              TOTAL COMMON STOCKS
              (IDENTIFIED COST $99,876,695).....................................................      25,078,743
                                                                                                  --------------

              PREFERRED STOCK (0.2%)
              RESTAURANTS (0.2%)
       3,500  American Restaurant Group Holdings, Inc. - 144A* (IDENTIFIED COST $3,499,965).....       3,605,000
                                                                                                  --------------

 NUMBER OF                                                                            EXPIRATION
  WARRANTS                                                                               DATE
------------                                                                          ----------
              WARRANTS (e) (0.1%)
              AEROSPACE (0.0%)
       9,000  Sabreliner Corp. - 144A*..............................................   04/15/03          450,000
                                                                                                  --------------
              ENTERTAINMENT/GAMING & LODGING (0.1%)
     220,000  Aladdin Gaming Enterprises, Inc. - 144A*..............................   03/01/10            2,200
      13,000  Epic Resorts LLC - 144A*..............................................   06/15/05              130
     207,312  Fitzgeralds Gaming Corp...............................................   12/19/98          933,009
       7,000  Fitzgeralds South Inc. - 144A*........................................   03/15/99         --
      20,000  Resort At Summerlin - 144A*...........................................   12/15/07              200
                                                                                                  --------------
                                                                                                         935,539
                                                                                                  --------------
              RESTAURANTS (0.0%)
       3,500  American Restaurant Group Holdings, Inc. - 144A*......................   08/15/00         --
                                                                                                  --------------

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER HIGH YIELD SECURITIES INC.
PORTFOLIO OF INVESTMENTS AUGUST 31, 1998, CONTINUED

 NUMBER OF                                                                            EXPIRATION
  WARRANTS                                                                               DATE         VALUE
----------------------------------------------------------------------------------------------------------------
              TELECOMMUNICATIONS (0.0%)
      12,000  Versatel Telecom - 144A* (Netherlands)................................   05/15/08   $      120,000
                                                                                                  --------------

              TOTAL WARRANTS
              (IDENTIFIED COST $1,194,037)......................................................       1,505,539
                                                                                                  --------------

 PRINCIPAL
 AMOUNT IN                                                                     COUPON    MATURITY
 THOUSANDS                                                                      RATE       DATE
------------                                                                 ----------  --------
              SHORT-TERM INVESTMENT (0.2%)
              REPURCHASE AGREEMENT
$      5,318  The Bank of New York
                (dated 08/31/98;
                proceeds $5,318,474) (g)
                (IDENTIFED COST $5,318,474)................................       5.75%  09/01/98       5,318,474
                                                                                                   --------------

TOTAL INVESTMENTS
(IDENTIFIED COST $2,481,483,398) (H)....................................................   97.3 %   2,187,836,702

OTHER ASSETS IN EXCESS OF LIABILITIES...................................................    2.7        61,197,599
                                                                                          ------  ---------------

NET ASSETS..............................................................................  100.0 % $ 2,249,034,301
                                                                                          ------  ---------------
                                                                                          ------  ---------------

---------------------

 *   Resale is restricted to qualified institutional investors.
 +   Payment-in-kind security.
++ Currently a zero coupon bond and will pay interest at the rate shown at a future specified date.
++ Consists of one or more classes of securities traded together as a unit; bonds with attached warrants.
(a)  Issuer in bankruptcy.
(b)  Non-income producing security; bond in default.
(c)  Acquired through exchange offer.
(d)  Non-income producing security; issuer in bankruptcy.
(e)  Non-income producing securities.
(f) Includes 997,289 shares which are due from the issuer pursuant to a reorganization.
(g) Collateralized by $4,462,625 Federal National Mortgage Assoc. 6.59% due 09/17/07 valued at $4,941,936 and $483,647 U.S. Treasury Note 3.375% due
     01/15/07 valued at $482,907.
(h) The aggregate cost for federal income tax purposes approximates identified cost. The aggregate gross unrealized appreciation is $35,185,627 and the aggregate gross unrealized depreciation is $328,832,323, resulting in net unrealized depreciation of $293,646,696.

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER HIGH YIELD SECURITIES INC.
FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
AUGUST 31, 1998

ASSETS:
Investments in securities, at value
  (identified cost $2,481,483,398)..........................................................  $2,187,836,702
Receivable for:
    Interest................................................................................      56,175,500
    Investments sold........................................................................      36,690,422
    Capital stock sold......................................................................       4,917,055
Prepaid expenses and other assets...........................................................         105,696
                                                                                              --------------
     TOTAL ASSETS...........................................................................   2,285,725,375
                                                                                              --------------
LIABILITIES:
Payable for:
    Capital stock repurchased...............................................................      21,635,406
    Investments purchased...................................................................       9,296,418
    Dividends and distributions to shareholders.............................................       3,370,887
    Plan of distribution fee................................................................       1,260,397
    Investment management fee...............................................................         795,601
Accrued expenses and other payables.........................................................         332,365
                                                                                              --------------
     TOTAL LIABILITIES......................................................................      36,691,074
                                                                                              --------------
     NET ASSETS.............................................................................  $2,249,034,301
                                                                                              --------------
                                                                                              --------------
COMPOSITION OF NET ASSETS:
Paid-in-capital.............................................................................  $3,376,133,454
Net unrealized depreciation.................................................................    (293,646,696)
Accumulated undistributed net investment income.............................................      15,318,425
Accumulated net realized loss...............................................................    (848,770,882)
                                                                                              --------------
     NET ASSETS.............................................................................  $2,249,034,301
                                                                                              --------------
                                                                                              --------------
CLASS A SHARES:
Net Assets..................................................................................  $   30,678,260
Shares Outstanding (500,000,000 AUTHORIZED, $.01 PAR VALUE).................................       4,982,846
     NET ASSET VALUE PER SHARE..............................................................           $6.16
                                                                                              --------------
                                                                                              --------------
     MAXIMUM OFFERING PRICE PER SHARE,
       (NET ASSET VALUE PLUS 5.54% OF NET
      ASSET VALUE)..........................................................................           $6.50
                                                                                              --------------
                                                                                              --------------
CLASS B SHARES:
Net Assets..................................................................................  $1,761,147,361
Shares Outstanding (500,000,000 AUTHORIZED, $.01 PAR VALUE).................................     286,563,788
     NET ASSET VALUE PER SHARE..............................................................           $6.15
                                                                                              --------------
                                                                                              --------------
CLASS C SHARES:
Net Assets..................................................................................  $   56,626,183
Shares Outstanding (500,000,000 AUTHORIZED, $.01 PAR VALUE).................................       9,204,176
     NET ASSET VALUE PER SHARE..............................................................           $6.15
                                                                                              --------------
                                                                                              --------------
CLASS D SHARES:
Net Assets..................................................................................  $  400,582,497
Shares Outstanding (500,000,000 AUTHORIZED, $.01 PAR VALUE).................................      65,061,856
     NET ASSET VALUE PER SHARE..............................................................           $6.16
                                                                                              --------------
                                                                                              --------------

STATEMENT OF OPERATIONS
FOR THE YEAR ENDED AUGUST 31, 1998

NET INVESTMENT INCOME:

INCOME
Interest.....................................................................................  $ 235,784,092
Dividends....................................................................................         40,625
                                                                                               -------------

     TOTAL INCOME............................................................................    235,824,717
                                                                                               -------------

EXPENSES
Plan of distribution fee (Class A shares)....................................................         51,000
Plan of distribution fee (Class B shares)....................................................     10,737,221
Plan of distribution fee (Class C shares)....................................................        281,533
Investment management fee....................................................................      7,756,546
Transfer agent fees and expenses.............................................................      1,467,047
Registration fees............................................................................        320,679
Shareholder reports and notices..............................................................        120,895
Custodian fees...............................................................................        119,918
Professional fees............................................................................         71,645
Directors' fees and expenses.................................................................         18,793
Other........................................................................................         26,762
                                                                                               -------------

     TOTAL EXPENSES..........................................................................     20,972,039
                                                                                               -------------

     NET INVESTMENT INCOME...................................................................    214,852,678
                                                                                               -------------

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized loss............................................................................    (27,425,899)
Net change in unrealized appreciation........................................................   (230,215,151)
                                                                                               -------------

     NET LOSS................................................................................   (257,641,050)
                                                                                               -------------

NET DECREASE.................................................................................  $ (42,788,372)
                                                                                               -------------
                                                                                               -------------

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER HIGH YIELD SECURITIES INC.
FINANCIAL STATEMENTS, CONTINUED

STATEMENT OF CHANGES IN NET ASSETS

                                                                        FOR THE YEAR        FOR THE YEAR
                                                                            ENDED              ENDED
                                                                       AUGUST 31, 1998    AUGUST 31, 1997*
------------------------------------------------------------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income................................................  $   214,852,678  $         55,526,474
Net realized loss....................................................      (27,425,899)          (39,986,189)
Net change in unrealized appreciation................................     (230,215,151)           50,139,683
                                                                       ---------------  --------------------

     NET INCREASE (DECREASE).........................................      (42,788,372)           65,679,968
                                                                       ---------------  --------------------

DIVIDENDS TO SHAREHOLDERS FROM NET INVESTMENT INCOME:
Class A shares.......................................................       (2,263,130)              (12,761)
Class B shares.......................................................     (152,306,144)              (95,764)
Class C shares.......................................................       (3,375,190)              (32,881)
Class D shares.......................................................      (49,344,880)          (57,967,266)
                                                                       ---------------  --------------------

     TOTAL DIVIDENDS.................................................     (207,289,344)          (58,108,672)
                                                                       ---------------  --------------------
Net increase from capital stock transactions.........................    1,997,043,217            34,294,665
                                                                       ---------------  --------------------

     NET INCREASE....................................................    1,746,965,501            41,865,961

NET ASSETS:
Beginning of period..................................................      502,068,800           460,202,839
                                                                       ---------------  --------------------

     END OF PERIOD
    (INCLUDING UNDISTRIBUTED NET INVESTMENT INCOME OF $15,318,425 AND
    $7,755,090, RESPECTIVELY)........................................  $ 2,249,034,301  $        502,068,800
                                                                       ---------------  --------------------
                                                                       ---------------  --------------------

---------------------

 *   Class A, Class B and Class C shares were issued July 28, 1997.

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER HIGH YIELD SECURITIES INC.
NOTES TO FINANCIAL STATEMENTS AUGUST 31, 1998

1. ORGANIZATION AND ACCOUNTING POLICIES

Morgan Stanley Dean Witter High Yield Securities Inc. (the "Fund"), formerly Dean Witter High Yield Securities Inc., is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Fund's primary investment objective is to earn a high level of current income and, as a secondary objective, capital appreciation, but only when consistent with its primary objective. The Fund was incorporated in Maryland on June 14, 1979 and commenced operations on September 26, 1979. On July 28, 1997, the Fund commenced offering three additional classes of shares, with the then current shares designated as Class D shares.

The Fund offers Class A shares, Class B shares, Class C shares and Class D shares. The four classes are substantially the same except that most Class A shares are subject to a sales charge imposed at the time of purchase and some Class A shares, and most Class B shares and Class C shares are subject to a contingent deferred sales charge imposed on shares redeemed within one year, six years and one year, respectively. Class D shares are not subject to a sales charge. Additionally, Class A shares, Class B shares and Class C shares incur distribution expenses.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

The following is a summary of significant accounting policies:

A. VALUATION OF INVESTMENTS -- (1) an equity security listed or traded on the New York, American or other domestic or foreign stock exchange is valued at its latest sale price on that exchange prior to the time when assets are valued; if there were no sales that day, the security is valued at the latest bid price (in cases where securities are traded on more than one exchange, the securities are valued on the exchange designated as the primary market pursuant to procedures adopted by the Directors); (2) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the latest available bid price prior to the time of valuation; (3) when market quotations are not readily available, including circumstances under which it is determined by Morgan Stanley Dean Witter Advisors Inc. (the "Investment Manager"), formerly Dean Witter InterCapital Inc., that sale or bid prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Directors (valuation of debt securities for which market quotations are not readily available may be based upon current market prices of securities which are comparable in coupon, rating and

MORGAN STANLEY DEAN WITTER HIGH YIELD SECURITIES INC.
NOTES TO FINANCIAL STATEMENTS AUGUST 31, 1998, CONTINUED

maturity or an appropriate matrix utilizing similar factors); (4) certain portfolio securities may be valued by an outside pricing service approved by the Directors. The pricing service may utilize a matrix system incorporating security quality, maturity and coupon as the evaluation model parameters, and/or research and evaluations by its staff, including review of broker-dealer market price quotations, if available, in determining what it believes is the fair valuation of the portfolio securities valued by such pricing service; and (5) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B. ACCOUNTING FOR INVESTMENTS -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Dividend income and other distributions are recorded on the ex-dividend date. Discounts are accreted over the life of the respective securities. Interest income is accrued daily except where collection is not expected.

C. MULTIPLE CLASS ALLOCATIONS -- Investment income, expenses (other than distribution fees), and realized and unrealized gains and losses are allocated to each class of shares based upon the relative net asset value on the date such items are recognized. Distribution fees are charged directly to the respective class.

D. FEDERAL INCOME TAX STATUS -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.

E. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- The Fund records dividends and distributions to its shareholders on the record date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for financial reporting purposes but not for tax purposes are reported as dividends in excess of net investment

MORGAN STANLEY DEAN WITTER HIGH YIELD SECURITIES INC.
NOTES TO FINANCIAL STATEMENTS AUGUST 31, 1998, CONTINUED

income or distributions in excess of net realized capital gains. To the extent they exceed net investment income and net realized capital gains for tax purposes, they are reported as distributions of paid-in-capital.

2. INVESTMENT MANAGEMENT AGREEMENT

Pursuant to an Investment Management Agreement, the Fund pays the Investment Manager a management fee, calculated daily and payable monthly, by applying the following annual rates to the net assets of the Fund determined as of the close of each business day: 0.50% to the portion of daily net assets not exceeding $500 million; 0.425% to the portion of daily net assets exceeding $500 million but not exceeding $750 million; 0.375% to the portion of daily net assets exceeding $750 million but not exceeding $1 billion; 0.35% to the portion of daily net assets exceeding $1 billion but not exceeding $2 billion; 0.325% to the portion of daily net assets exceeding $2 billion but not exceeding $3 billion; and 0.30% to the portion of daily net assets exceeding $3 billion.

Under the terms of the Agreement, in addition to managing the Fund's investments, the Investment Manager maintains certain of the Fund's books and records and furnishes, at its own expense, office space, facilities, equipment, clerical, bookkeeping and certain legal services and pays the salaries of all personnel, including officers of the Fund who are employees of the Investment Manager. The Investment Manager also bears the cost of telephone services, heat, light, power and other utilities provided to the Fund.

3. PLAN OF DISTRIBUTION

Shares of the Fund are distributed by Morgan Stanley Dean Witter Distributors Inc. (the "Distributor"), an affiliate of the Investment Manager. The Fund has adopted a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act. The Plan provides that the Fund pay the Distributor a fee which is accrued daily and paid monthly at the following annual rates: (i) Class A -- up to 0.25% of the average daily net assets of Class A; (ii) Class B -- 0.75% of the average daily net assets of Class B; and (iii) Class C -- up to 0.85% of the average daily net assets of Class C. In the case of Class A shares, amounts paid under the Plan are paid to the Distributor for services provided. In the case of Class B and Class C shares, amounts paid under the Plan are paid to the Distributor for services provided and the expenses borne by it and others in the distribution of the shares of these Classes, including the payment of commissions for sales of theses Classes and incentive compensation to, and expenses of, Morgan Stanley Dean Witter Financial Advisors and others who engage in or support distribution of the shares or who service shareholder accounts,

MORGAN STANLEY DEAN WITTER HIGH YIELD SECURITIES INC.
NOTES TO FINANCIAL STATEMENTS AUGUST 31, 1998, CONTINUED

including overhead and telephone expenses; printing and distribution of prospectuses and reports used in connection with the offering of these shares to other than current shareholders; and preparation, printing and distribution of sales literature and advertising materials. In addition, the Distributor may utilize fees paid pursuant to the Plan, in the case of Class B shares, to compensate Dean Witter Reynolds Inc. ("DWR"), an affiliate of the Investment Manager and Distributor, and other selected broker-dealers for their opportunity costs in advancing such amounts, which compensation would be in the form of a carrying charge on any unreimbursed expenses.

In the case of Class B shares, provided that the Plan continues in effect, any cumulative expenses incurred by the Distributor but not yet recovered may be recovered through the payment of future distribution fees from the Fund pursuant to the Plan and contingent deferred sales charges paid by investors upon redemption of Class B shares. Although there is no legal obligation for the Fund to pay expenses incurred in excess of payments made to the Distributor under the Plan and the proceeds of contingent deferred sales charges paid by investors upon redemption of shares, if for any reason the Plan is terminated, the Directors will consider at that time the manner in which to treat such expenses. The Distributor has advised the Fund that such excess amounts, including carrying charges, totaled $50,323,518 at August 31, 1998.

In the case of Class A shares and Class C shares, expenses incurred pursuant to the Plan in any calendar year in excess of 0.25% or 0.85% of the average daily net assets of Class A or Class C, respectively, will not be reimbursed by the Fund through payments in any subsequent year, except that expenses representing a gross sales credit to Morgan Stanley Dean Witter Financial Advisors or other selected broker-dealer representatives may be reimbursed in the subsequent calendar year. For the year ended August 31, 1998, the distribution fee was accrued for Class A shares and Class C shares at the annual rate of 0.24% and 0.85%, respectively.

The Distributor has informed the Fund that for the year ended August 31, 1998, it received contingent deferred sales charges from certain redemptions of the Fund's Class A shares, Class B shares and Class C shares of $4,765, $2,485,044 and $62,533, respectively and received $542,700 in front-end sales charges from sales of the Fund's Class A shares. The respective shareholders pay such charges which are not an expense of the Fund.

MORGAN STANLEY DEAN WITTER HIGH YIELD SECURITIES INC.
NOTES TO FINANCIAL STATEMENTS AUGUST 31, 1998, CONTINUED

4. SECURITY TRANSACTIONS AND TRANSACTIONS WITH AFFILIATES

The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the year ended August 31, 1998, aggregated $1,766,431,143 and $1,187,859,454, respectively.

Morgan Stanley Dean Witter Trust FSB, an affiliate of the Investment Manager, is the Fund's transfer agent. At August 31, 1998, the Fund had transfer agent fees and expenses payable of approximately $20,000.

The Fund has an unfunded noncontributory defined benefit pension plan covering all independent Directors of the Fund who will have served as independent Directors for at least five years at the time of retirement. Benefits under this plan are based on years of service and compensation during the last five years of service. Aggregate pension costs for the year ended August 31, 1998 included in Directors' fees and expenses in the Statement of Operations amounted to $5,160. At August 31, 1998, the Fund had an accrued pension liability of $50,924 which is included in accrued expenses in the Statement of Assets and Liabilities.

5. FEDERAL INCOME TAX STATUS

At August 31, 1998, the Fund had a net capital loss carryover of approximately $812,887,000, which may be used to offset future capital gains to the extent provided by regulations, which is available through August 31 of the following years:

                                            AMOUNTS IN THOUSANDS
------------------------------------------------------------------------------------------------------------
    1999           2000          2001          2002          2003         2004         2005         2006
-------------  -------------  -----------  -------------  -----------  -----------  -----------  -----------
$     293,125  $     182,201  $    45,084  $     166,660  $    50,599  $    23,296  $    39,319  $    12,603

Due to the Fund's acquisition of Dean Witter High Income Securities, utilization of this carryover is subject to limitations imposed by the Internal Revenue Code and Treasury Regulations, significantly reducing the total carryover available.

Capital losses incurred after October 31 ("post-October" losses) within the taxable year are deemed to arise on the first business day of the Fund's next taxable year. The Fund incurred and will elect to defer net capital losses of approximately $24,854,000 during fiscal 1998.

At August 31, 1998, the Fund had temporary book/tax differences primarily attributable to post-October losses and capital loss deferrals on wash sales and permanent book/tax differences primarily attributable to an expired capital loss carryover. To reflect reclassifications arising from the

MORGAN STANLEY DEAN WITTER HIGH YIELD SECURITIES INC.
NOTES TO FINANCIAL STATEMENTS AUGUST 31, 1998, CONTINUED

permanent differences, paid-in-capital was charged $83,011,249, accumulated net realized loss was credited $82,382,928 and accumulated undistributed net investment net investment income was credited $628,321.

6. CAPITAL STOCK

Transactions in capital stock were as follows:

                                                                           FOR THE YEAR                FOR THE YEAR
                                                                              ENDED                        ENDED
                                                                         AUGUST 31, 1998             AUGUST 31, 1997*
                                                                   ----------------------------  -------------------------
                                                                      SHARES         AMOUNT        SHARES        AMOUNT
                                                                   ------------  --------------  -----------  ------------
CLASS A SHARES
Sold.............................................................     6,202,135  $   41,894,662      292,513  $  1,999,324
Reinvestment of dividends........................................       157,371       1,048,292          553         3,764
Redeemed.........................................................    (1,669,303)    (10,859,033)        (423)       (2,907)
                                                                   ------------  --------------  -----------  ------------
Net increase - Class A...........................................     4,690,203      32,083,921      292,643     2,000,181
                                                                   ------------  --------------  -----------  ------------

CLASS B SHARES
Sold.............................................................   138,948,772     936,076,158    2,516,637    17,204,073
Reinvestment of dividends........................................     8,546,591      57,074,799        6,503        44,221
Shares issued in connection with the acquisition of Dean Witter
 High Income Securities..........................................   214,915,122   1,469,485,599      --            --
Redeemed.........................................................   (78,167,748)   (520,016,664)    (202,089)   (1,383,116)
                                                                   ------------  --------------  -----------  ------------
Net increase - Class B...........................................   284,242,737   1,942,619,892    2,321,051    15,865,178
                                                                   ------------  --------------  -----------  ------------

CLASS C SHARES
Sold.............................................................    11,809,001      79,632,646      766,860     5,242,777
Reinvestment of dividends........................................       275,586       1,835,966        2,742        18,649
Redeemed.........................................................    (3,646,560)    (24,328,636)      (3,453)      (23,617)
                                                                   ------------  --------------  -----------  ------------
Net increase - Class C...........................................     8,438,027      57,139,976      766,149     5,237,809
                                                                   ------------  --------------  -----------  ------------

CLASS D SHARES
Sold.............................................................     2,051,764      13,876,135    7,619,881    51,079,158
Reinvestment of dividends........................................     3,963,509      26,652,063    4,584,033    30,556,953
Redeemed.........................................................   (11,183,022)    (75,328,770) (10,516,313)  (70,444,614)
                                                                   ------------  --------------  -----------  ------------
Net increase (decrease) - Class D................................    (5,167,749)    (34,800,572)   1,687,601    11,191,497
                                                                   ------------  --------------  -----------  ------------
Net increase in Fund.............................................   292,203,218  $1,997,043,217    5,067,444  $ 34,294,665
                                                                   ------------  --------------  -----------  ------------
                                                                   ------------  --------------  -----------  ------------

---------------------

 * For Class A, B and C shares, for the period July 28 (issue date) through August 31, 1997.

MORGAN STANLEY DEAN WITTER HIGH YIELD SECURITIES INC.
NOTES TO FINANCIAL STATEMENTS AUGUST 31, 1998, CONTINUED

7. ACQUISITION OF DEAN WITTER HIGH INCOME SECURITIES

As of the close of business on November 7, 1997, the Fund acquired all the net assets of Dean Witter High Income Securities ("High Income") pursuant to a plan of reorganization approved by the shareholders of High Income on October 24, 1997. The acquisition was accomplished by a tax-free exchange of 214,915,122 Class B shares of the Fund at a net asset value of $6.84 per share for 147,149,092 shares of High Income. The net assets immediately before the acquisition were $552,658,205 for the Fund and $1,469,485,599 for High Income, including unrealized appreciation of $43,052,745. Immediately after the acquisition, the combined net assets of the Fund amounted to $2,022,143,804.

MORGAN STANLEY DEAN WITTER HIGH YIELD SECURITIES INC.
FINANCIAL HIGHLIGHTS

Selected ratios and per share data for a share of capital stock outstanding throughout each period:

                                                              FOR THE YEAR ENDED AUGUST 31
                           ---------------------------------------------------------------------------------------------------
                             1998++      1997*       1996       1995       1994       1993       1992       1991       1990
------------------------------------------------------------------------------------------------------------------------------

CLASS D SHARES

PER SHARE OPERATING
PERFORMANCE:

Net asset value,
 beginning of period.....  $     6.82   $   6.71   $   6.77   $   6.83   $   7.58   $   7.23   $   5.92   $   6.78   $   10.40
                           ----------   --------   --------   --------   --------   --------   --------   --------   ---------

Net investment income....        0.78       0.79       0.83       0.80       0.79       0.89       0.95       0.94        1.48
Net realized and
 unrealized gain
 (loss)..................       (0.71)      0.15      (0.12)     (0.06)     (0.68)      0.54       1.04      (0.86)      (3.78)
                           ----------   --------   --------   --------   --------   --------   --------   --------   ---------

Total from investment
 operations..............        0.07       0.94       0.71       0.74       0.11       1.43       1.99       0.08       (2.30)
                           ----------   --------   --------   --------   --------   --------   --------   --------   ---------

Less dividends and
 distributions from:
   Net investment
   income................       (0.73)     (0.83)     (0.77)     (0.80)     (0.86)     (1.08)     (0.68)     (0.94)      (1.32)
   Paid-in-capital.......      --          --         --         --         --         --         --         --         --
                           ----------   --------   --------   --------   --------   --------   --------   --------   ---------

Total dividends and
 distributions...........       (0.73)     (0.83)     (0.77)     (0.80)     (0.86)     (1.08)     (0.68)     (0.94)      (1.32)
                           ----------   --------   --------   --------   --------   --------   --------   --------   ---------

Net asset value, end of
 period..................  $     6.16   $   6.82   $   6.71   $   6.77   $   6.83   $   7.58   $   7.23   $   5.92   $    6.78
                           ----------   --------   --------   --------   --------   --------   --------   --------   ---------
                           ----------   --------   --------   --------   --------   --------   --------   --------   ---------

TOTAL INVESTMENT
RETURN+..................        0.63%     15.01%     11.07%     11.98%      0.93%     22.29%     35.46%      4.67%     (23.28)%

RATIOS TO AVERAGE NET
ASSETS:
Expenses.................        0.51%(1)     0.68%     0.66%     0.79%      0.69%      0.67%      0.77%      0.87%       0.60%

Net investment income....       11.54%(1)    11.78%    12.27%    12.06%     10.40%     12.14%     13.96%     16.47%      17.67%

SUPPLEMENTAL DATA:
Net assets, end of
 period, in millions.....        $401       $479       $460       $455       $478       $540       $512       $436        $690

Portfolio turnover
 rate....................          66%       113%        49%        74%       127%       173%       113%        93%         21%


                             1989
--------------------------------------------
CLASS D SHARES
PER SHARE OPERATING
PERFORMANCE:
Net asset value,
 beginning of period.....  $  11.99
                           --------
Net investment income....      1.67
Net realized and
 unrealized gain
 (loss)..................     (1.48)
                           --------
Total from investment
 operations..............      0.19
                           --------
Less dividends and
 distributions from:
   Net investment
   income................     (1.75)
   Paid-in-capital.......     (0.03)
                           --------
Total dividends and
 distributions...........     (1.78)
                           --------
Net asset value, end of
 period..................  $  10.40
                           --------
                           --------
TOTAL INVESTMENT
RETURN+..................      1.39%
RATIOS TO AVERAGE NET
ASSETS:
Expenses.................      0.49%
Net investment income....     14.61%
SUPPLEMENTAL DATA:
Net assets, end of
 period, in millions.....    $1,794
Portfolio turnover
 rate....................        55%

---------------------

 * Prior to July 28, 1997, the Fund issued one class of shares. All shares of the Fund held prior to that date have been designated Class D shares.
++ The per share amounts were computed using an average number of shares outstanding during the period.
 + Calculated based on the net asset value as of the last business day of the period.
(1) Reflects overall Fund ratios for investment income and non-class specific expenses.

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER HIGH YIELD SECURITIES INC.
FINANCIAL HIGHLIGHTS, CONTINUED

                                                                                              FOR THE PERIOD
                                                                           FOR THE YEAR       JULY 28, 1997*
                                                                              ENDED              THROUGH
                                                                        AUGUST 31, 1998++   AUGUST 31, 1997++
--------------------------------------------------------------------------------------------------------------
CLASS A SHARES
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period..................................         $     6.82       $     6.83
                                                                                   ------           ------
Net investment income.................................................               0.76             0.07
Net realized and unrealized loss......................................              (0.71)           (0.03)
                                                                                   ------           ------
Total from investment operations......................................               0.05             0.04
                                                                                   ------           ------
Less dividends from net investment income.............................              (0.71)           (0.05)
                                                                                   ------           ------
Net asset value, end of period........................................         $     6.16       $     6.82
                                                                                   ------           ------
                                                                                   ------           ------
TOTAL INVESTMENT RETURN+..............................................               0.40%              0.65%(1)
RATIOS TO AVERAGE NET ASSETS:
Expenses..............................................................               0.75%(3)             0.93%(2)
Net investment income.................................................              11.30%(3)            11.80%(2)
SUPPLEMENTAL DATA:
Net assets, end of period, in thousands...............................            $30,678             $1,996
Portfolio turnover rate...............................................                 66%               113%

CLASS B SHARES
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period..................................  $            6.82   $           6.83
                                                                                   ------             ------
Net investment income.................................................               0.73               0.07
Net realized and unrealized loss......................................              (0.72 )            (0.03  )
                                                                                   ------             ------
Total from investment operations......................................               0.01               0.04
                                                                                   ------             ------
Less dividends from net investment income.............................              (0.68 )            (0.05  )
                                                                                   ------             ------
Net asset value, end of period........................................  $            6.15   $           6.82
                                                                                   ------             ------
                                                                                   ------             ------
TOTAL INVESTMENT RETURN+..............................................              (0.23 )%             0.62%(1)
RATIOS TO AVERAGE NET ASSETS:
Expenses..............................................................               1.25%(3)             1.42%(2)
Net investment income.................................................              10.80%(3)            11.28%(2)
SUPPLEMENTAL DATA:
Net assets, end of period, in thousands...............................         $1,761,147            $15,828
Portfolio turnover rate...............................................                 66%               113%

---------------------

 *   The date shares were first issued.
++ The per share amounts were computed using an average number of shares outstanding during the period.
 + Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1)  Not annualized.
(2)  Annualized.
(3) Reflects overall Fund ratios for investment income and non-class specific expenses.

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER HIGH YIELD SECURITIES INC.
FINANCIAL HIGHLIGHTS, CONTINUED

                                                                                              FOR THE PERIOD
                                                                           FOR THE YEAR       JULY 28, 1997*
                                                                              ENDED              THROUGH
                                                                        AUGUST 31, 1998++   AUGUST 31, 1998++
--------------------------------------------------------------------------------------------------------------

CLASS C SHARES

PER SHARE OPERATING PERFORMANCE:

Net asset value, beginning of period..................................        $     6.82        $     6.83
                                                                                  ------            ------

Net investment income.................................................              0.72              0.07
Net realized and unrealized loss......................................             (0.72)            (0.03)
                                                                                  ------            ------

Total from investment operations......................................              0.00              0.04
                                                                                  ------            ------

Less dividends from net investment income.............................             (0.67)            (0.05)
                                                                                  ------            ------

Net asset value, end of period........................................        $     6.15        $     6.82
                                                                                  ------            ------
                                                                                  ------            ------

TOTAL INVESTMENT RETURN+..............................................              (0.34)%             0.62%(1)

RATIOS TO AVERAGE NET ASSETS:
Expenses..............................................................               1.36%(3)             1.52%(2)

Net investment income.................................................              10.69%(3)            11.18%(2)

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands...............................            $56,626             $5,225

Portfolio turnover rate...............................................                 66%               113%

---------------------

 *   The date shares were first issued.
++ The per share amounts were computed using an average number of shares outstanding during the period.
 + Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1)  Not annualized.
(2)  Annualized.
(3) Reflects overall Fund ratios for investment income and non-class specific expenses.

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER HIGH YIELD
SECURITIES INC.
REPORT OF INDEPENDENT ACCOUNTANTS

TO THE SHAREHOLDERS AND BOARD OF DIRECTORS
OF MORGAN STANLEY DEAN WITTER HIGH YIELD SECURITIES INC.

In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Morgan Stanley Dean Witter High Yield Securities Inc. (the "Fund"), formerly Dean Witter High Yield Securities Inc., at August 31, 1998, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods presented, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 1998 by correspondence with the custodian and brokers, provide a reasonable basis for the opinion expressed above.

PricewaterhouseCoopers LLP
1177 AVENUE OF THE AMERICAS
NEW YORK, NEW YORK 10036
OCTOBER 9, 1998

BOARD OF DIRECTORS

Michael Bozic
Charles A. Fiumefreddo
Edwin J. Garn
John R. Haire
Wayne E. Hedien
Dr. Manuel H. Johnson
Michael E. Nugent
Philip J. Purcell
John L. Schroeder

OFFICERS

Charles A. Fiumefreddo
Chairman and Chief Executive Officer

Barry Fink
Vice President, Secretary and General Counsel

Peter M. Avelar
Vice President

Thomas F. Caloia
Treasurer

TRANSFER AGENT

Morgan Stanley Dean Witter Trust FSB
Harborside Financial Center - Plaza Two
Jersey City, New Jersey 07311

INDEPENDENT ACCOUNTANTS

PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, New York 10036

INVESTMENT MANAGER

Morgan Stanley Dean Witter Advisors Inc.
Two World Trade Center
New York, New York 10048


This report is submitted for the general information of shareholders of the Fund. For more detailed information about the Fund, its officers and directors, fees, expenses and other pertinent information, please see the prospectus of the Fund.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.


MORGAN STANLEY
DEAN WITTER
HIGH YIELD
SECURITIES


[GRAPHIC]


ANNUAL REPORT
AUGUST 31, 1998